Financial risk management - Foreign currency risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Net working capital asset	$ 104.4	$ 85.3
Reasonably possible change in risk variable, percent	10.00%
Impact on value of net working capital	$ 10.4	$ 8.5